Loans and The Allowance for Loan Losses - Foreclosed real estate (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Loans and The Allowance for Loan Losses
Commercial real estate loans transferred to real estate owned	$ 944
Direct write-downs	(214)
End of year	$ 730